SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Prepaid software deposit	$ 242,200
Other	73,946	81,738
Advances for inventory purchases	8,124,880	6,999,955
Prepaid insurance	1,081,809
Deposits	140,500
Total other current assets	$ 9,663,335	7,081,693
Previously Reported [Member]
Vendor deposits, related party		6,999,955
Interest receivable, related party		33,395
Total other current assets		$ 7,033,350